Net fee and commission income	12 Months Ended
Dec. 31, 2025
Fee and commission income (expense) [abstract]
Net fee and commission income	Net fee and commission income

Accounting for net fee and commission income
The Group recognises fee and commission income charged for services provided by the Group as and when performance obligations are satisfied, for example, on completion of the underlying transaction. Incremental costs are reported within fee and commission expense if they are directly attributable to generating identifiable fee and commission income. Where the contractual arrangements also result in the
Group recognising financial instruments in scope of IFRS 9, such financial instruments are initially recognised at fair value in accordance with IFRS 9 before applying the provisions of IFRS 15.

Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Group and operating segments, in accordance with IFRS 15. The table below includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2025
	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	1,226	462	30	336	2,727	272	5,053
Advisory	—	—	344	710	—	—	1,054
Brokerage and execution	201	—	158	1,824	—	—	2,183
Underwriting and syndication	36	102	—	2,656	—	—	2,794
Other	7	—	—	—	—	19	26
Total revenue from contracts with customers	1,470	564	532	5,526	2,727	291	11,110
Other non-contract fee income	—	26	—	146	—	—	172
Fee and commission income	1,470	590	532	5,672	2,727	291	11,282
Fee and commission expense	(480)	(92)	(39)	(1,253)	(1,858)	(62)	(3,784)
Net fee and commission income	990	498	493	4,419	869	229	7,498

	2024
	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	1,150	448	33	336	2,661	342	4,970
Advisory	—	—	319	739	—	—	1,058
Brokerage and execution	215	—	129	1,580	—	—	1,924
Underwriting and syndication	36	92	—	2,596	—	—	2,724
Other	15	1	—	—	—	18	34
Total revenue from contracts with customers	1,416	541	481	5,251	2,661	360	10,710
Other non-contract fee income	—	25	—	112	—	—	137
Fee and commission income	1,416	566	481	5,363	2,661	360	10,847
Fee and commission expense	(408)	(90)	(38)	(1,121)	(1,855)	(88)	(3,600)
Net fee and commission income	1,008	476	443	4,242	806	272	7,247

	2023
	Barclays UK	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Group
	£m	£m	£m	£m	£m	£m	£m
Fee type
Transactional	1,124	429	32	327	2,603	301	4,816
Advisory	52	—	251	652	—	—	955
Brokerage and execution	234	—	89	1,674	—	—	1,997
Underwriting and syndication	33	82	—	1,998	—	—	2,113
Other	36	1	—	—	—	64	101
Total revenue from contracts with customers	1,479	512	372	4,651	2,603	365	9,982
Other non-contract fee income	—	28	1	110	—	—	139
Fee and commission income	1,479	540	373	4,761	2,603	365	10,121
Fee and commission expense	(368)	(96)	(33)	(1,247)	(1,765)	(83)	(3,592)
Net fee and commission income	1,111	444	340	3,514	838	282	6,529
Fee types
Transactional
Transactional fees are service charges on deposit accounts, cash management services fees and transactional processing fees. These include interchange and merchant fee income generated from credit and bank card usage. Transaction and processing fees are recognised at the point in time the transaction occurs or service is performed. Interchange and merchant fees are recognised upon settlement of the card transaction payment.
The Group incurs certain card-related costs, including those related to cardholder reward programmes and payments to co-brand partners.
Cardholder reward programme costs related to customers that settle their outstanding balance each period (transactors) are expensed when incurred and presented in fee and commission expense, while costs related to customers that continuously carry an outstanding balance
(revolvers) are included in the effective interest rate of the receivable (refer to Note 3). Payments to partners for new cardholder account originations related to transactor accounts are deferred as costs to obtain a contract under IFRS 15, while costs related to revolver accounts are included in the effective interest rate of the receivable (refer to Note 3). Those costs deferred under IFRS 15 are capitalised and amortised over the estimated life of the customer relationship. Payments to co-brand partners based on revenue sharing to the extent the revenue share relates to 'revolvers' are included in the effective interest rate of the receivable and to the extent revenue share relates to 'transactors' it is presented in fee and commission expense. Payments based on profitability are presented in fee and commission expense.
Advisory
Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings. Wealth management advisory fees are earned over the period the services are provided and are generally recognised quarterly when the market value of client assets is determined. Investment banking advisory fees are recognised at the point in time when the services related to the transaction have been completed under the terms of the engagement. Investment banking advisory costs are recognised as incurred in fee and commission expense if direct and incremental to the advisory services or are otherwise recognised in operating expenses.
Brokerage and execution
Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions and facilitating foreign exchange transactions for spot/forward contracts. Brokerage and execution fees are recognised at the point in time the associated service has been completed, which is generally the trade date of the transaction.
Underwriting and syndication
Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. This includes commitment fees to provide loan financing. Underwriting fees are generally recognised on trade date if there is no remaining contingency, such as the transaction being conditional on the closing of an acquisition or another transaction.
Underwriting costs are deferred and recognised in fee and commission expense when the associated underwriting fees are recorded.
Syndication fees are earned for arranging and administering a loan syndication; however, the associated fee may be subject to variability until the loan has been syndicated to other syndicate members or until other contingencies have been resolved, and therefore the fee revenue is deferred until the uncertainty is resolved.
Included in the underwriting and syndication fees are loan commitment fees, when the drawdown is not probable. Such commitment fees are recognised over time through to the contractual maturity of the commitment.
Contract assets and contract liabilities
The Group had no material contract assets or contract liabilities as at 31 December 2025 (2024: £nil; 2023: £nil).
Impairment of fee receivables and contract assets
During 2025, there have been no material impairments recognised in relation to fees receivable and contract assets (2024: £nil; 2023: £nil).
Fees in relation to transactional business can be added to outstanding customer balances. These amounts may be subsequently impaired as part of the overall loans and advances balance.
Remaining performance obligations
The Group applies the practical expedient of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less or because the Group has a right to consideration that corresponds directly with the value of the service provided to the client or customer.
Costs incurred in obtaining or fulfilling a contract
The Group expects that incremental costs of obtaining a contract, such as success fee and commission fees paid are recoverable and therefore capitalises such contract  costs. Capitalised contract costs net of amortisation as at 31 December 2025 are £161m (2024: £122m; 2023:
£217m).
Capitalised contract costs are amortised over the customer relationship period, depending on the transfer of services to which the asset pertains. In 2025, the amount of amortisation was £35m (2024: £62m; 2023: £55m) and there was no impairment loss recognised in connection with the capitalised contract costs (2024: £nil; 2023: £nil).